Interest and Other, Net (Tables)	12 Months Ended
Dec. 27, 2014
Interest and Other, Net [Abstract]
Interest And Other, Net [Table Text Block]
The components of interest and other, net for each period were as follows:

(In Millions)	2014	2013	2012
Interest income	$141	$104	$97
Interest expense	(192)	(244)	(90)
Other, net	94	(11)	87
Total interest and other, net	$43	$(151)	$94